FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Hierarchy Measurements of Financial Instruments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial assets
Available-for-sale fixed maturity securities, at fair value	$ 52,597,000,000	$ 18,777,000,000
Equity securities	2,804,000,000	3,663,000,000
Investment real estate	2,163,000,000	861,000,000
Real estate partnerships	4,502,000,000	3,110,000,000
Investment funds	3,403,000,000	2,483,000,000
Short-term investments	2,910,000,000	3,115,000,000
Cash and cash equivalents	14,335,000,000	4,308,000,000
Reinsurance funds withheld – embedded derivative	1,573,000,000	7,248,000,000
Other assets – market risk benefit assets	1,855,000,000	730,000,000
Separate account assets	1,266,000,000	1,189,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,230,000,000	1,104,000,000
Market risk benefits	3,276,000,000	89,000,000
Other liabilities – derivative liabilities	73,000,000	114,000,000
Separate account liabilities	1,266,000,000	1,189,000,000	$ 1,145,000,000	$ 1,045,000,000
Not subject to fair value hierarchy
Financial assets
Investment funds	645,000,000	0
Other	471,000,000	12,000,000
Reinsurance funds withheld – embedded derivative	1,500,000,000	7,300,000,000
Separate account assets	32,000,000	26,000,000
U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	398,000,000	497,000,000
U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	3,384,000,000	670,000,000
Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	990,000,000	614,000,000
Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	36,228,000,000	14,592,000,000
Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	1,309,000,000	376,000,000
Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	3,463,000,000	726,000,000
Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	6,825,000,000	1,302,000,000
Total Fair Value
Financial assets
Available-for-sale fixed maturity securities, at fair value	52,597,000,000	18,777,000,000
Equity securities	2,804,000,000	3,239,000,000
Investment real estate	1,279,000,000
Real estate partnerships	39,000,000
Investment funds	111,000,000
Short-term investments	2,910,000,000	3,115,000,000
Derivative assets	1,620,000,000	342,000,000
Separately managed accounts	89,000,000	105,000,000
Other	429,000,000	46,000,000
Cash and cash equivalents	14,335,000,000	4,308,000,000
Reinsurance funds withheld – embedded derivative	34,000,000	(46,000,000)
Premiums due and other receivables – derivative asset	22,000,000
Other assets – market risk benefit assets	704,000,000	34,000,000
Separate account assets	1,234,000,000	1,163,000,000
Total financial assets	78,207,000,000	31,083,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,196,000,000	1,104,000,000
Market risk benefits	3,276,000,000	89,000,000
Funds withheld for reinsurance liabilities – embedded derivative	34,000,000
Other liabilities – derivative liabilities	14,000,000	12,000,000
Separate account liabilities	1,234,000,000	1,163,000,000
Total financial liabilities	5,754,000,000	2,368,000,000
Total Fair Value | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	398,000,000	497,000,000
Total Fair Value | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	3,384,000,000	670,000,000
Total Fair Value | Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	990,000,000	614,000,000
Total Fair Value | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	36,228,000,000	14,592,000,000
Total Fair Value | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	1,309,000,000	376,000,000
Total Fair Value | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	3,463,000,000	726,000,000
Total Fair Value | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	6,825,000,000	1,302,000,000
Total Fair Value | Common stock
Financial assets
Equity securities	2,660,000,000	3,073,000,000
Total Fair Value | Preferred stock
Financial assets
Equity securities	140,000,000	121,000,000
Total Fair Value | Private equity and other
Financial assets
Equity securities	4,000,000	45,000,000
Level 1
Financial assets
Available-for-sale fixed maturity securities, at fair value	347,000,000	442,000,000
Equity securities	2,120,000,000	2,719,000,000
Investment real estate	0
Real estate partnerships	0
Investment funds	0
Short-term investments	1,737,000,000	1,948,000,000
Derivative assets	0	0
Separately managed accounts	0	0
Other	0	0
Cash and cash equivalents	14,312,000,000	4,264,000,000
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	0
Other assets – market risk benefit assets	0	0
Separate account assets	200,000,000	405,000,000
Total financial assets	18,716,000,000	9,778,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0
Other liabilities – derivative liabilities	0	8,000,000
Separate account liabilities	200,000,000	405,000,000
Total financial liabilities	200,000,000	413,000,000
Level 1 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	347,000,000	442,000,000
Level 1 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Common stock
Financial assets
Equity securities	2,083,000,000	2,682,000,000
Level 1 | Preferred stock
Financial assets
Equity securities	37,000,000	37,000,000
Level 1 | Private equity and other
Financial assets
Equity securities	0	0
Level 2
Financial assets
Available-for-sale fixed maturity securities, at fair value	46,433,000,000	15,686,000,000
Equity securities	2,000,000	0
Investment real estate	0
Real estate partnerships	0
Investment funds	0
Short-term investments	594,000,000	40,000,000
Derivative assets	1,366,000,000	115,000,000
Separately managed accounts	0	0
Other	4,000,000	0
Cash and cash equivalents	23,000,000	44,000,000
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	22,000,000
Other assets – market risk benefit assets	0	0
Separate account assets	1,034,000,000	758,000,000
Total financial assets	49,478,000,000	16,643,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	0	232,000,000
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0
Other liabilities – derivative liabilities	14,000,000	4,000,000
Separate account liabilities	1,034,000,000	758,000,000
Total financial liabilities	1,048,000,000	994,000,000
Level 2 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	51,000,000	55,000,000
Level 2 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	3,132,000,000	670,000,000
Level 2 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	990,000,000	614,000,000
Level 2 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	33,307,000,000	12,314,000,000
Level 2 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	1,286,000,000	376,000,000
Level 2 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	3,406,000,000	696,000,000
Level 2 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	4,261,000,000	961,000,000
Level 2 | Common stock
Financial assets
Equity securities	2,000,000	0
Level 2 | Preferred stock
Financial assets
Equity securities	0	0
Level 2 | Private equity and other
Financial assets
Equity securities	0	0
Level 3
Financial assets
Available-for-sale fixed maturity securities, at fair value	5,817,000,000	2,649,000,000
Equity securities	682,000,000	520,000,000
Investment real estate	1,279,000,000
Real estate partnerships	39,000,000
Investment funds	111,000,000
Short-term investments	579,000,000	1,127,000,000
Derivative assets	254,000,000	227,000,000
Separately managed accounts	89,000,000	105,000,000
Other	425,000,000	46,000,000
Cash and cash equivalents	0	0
Reinsurance funds withheld – embedded derivative	34,000,000	(46,000,000)
Premiums due and other receivables – derivative asset	0
Other assets – market risk benefit assets	704,000,000	34,000,000
Separate account assets	0	0
Total financial assets	10,013,000,000	4,662,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,196,000,000	872,000,000
Market risk benefits	3,276,000,000	89,000,000
Funds withheld for reinsurance liabilities – embedded derivative	34,000,000
Other liabilities – derivative liabilities	0	0
Separate account liabilities	0	0
Total financial liabilities	4,506,000,000	961,000,000
Level 3 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 3 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	252,000,000	0
Level 3 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 3 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	2,921,000,000	2,278,000,000
Level 3 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	23,000,000	0
Level 3 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	57,000,000	30,000,000
Level 3 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	2,564,000,000	341,000,000
Level 3 | Common stock
Financial assets
Equity securities	575,000,000	391,000,000
Level 3 | Preferred stock
Financial assets
Equity securities	103,000,000	84,000,000
Level 3 | Private equity and other
Financial assets
Equity securities	$ 4,000,000	$ 45,000,000